Schedule of share option outstanding (Details)					12 Months Ended
		Jun. 24, 2025 shares	May 27, 2025 shares	Apr. 02, 2025 shares	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 Integer $ / shares
Notes and other explanatory information [abstract]
Number of Options Outstanding | Integer					2,759,000	2,759,000
Weighted average exercise price, Outstanding					$ 0.75	$ 0.75
Number of Options, Granted		14,000	10,000	7,500	113,051	82,500
Weighted average exercise price, Granted					$ 4.08	$ 6.60
Number of Options, Exercised | Integer	[1]				(588,051)
Weighted average exercise price, Exercised	[1]				$ 1.29
Number of Options, Forfeited | Integer						(82,500)
Weighted average exercise price, Forfeited						$ 6.60
Number of Options Outstanding | Integer					2,284,000	2,759,000
Weighted average exercise price, Outstanding					$ 0.78	$ 0.75
Number of Options, Exercisable | Integer					2,259,500	1,379,500
Weighted average exercise price, Exercisable					$ 0.76	$ 0.75

[1]	The employee share options exercised resulting in issuance of 457,215 Common Shares after reductions for a cashless exercise component.